THE ADVISORS' INNER CIRCLE FUND

                              LSV VALUE EQUITY FUND

                        SUPPLEMENT DATED JANUARY 3, 2008
                                     TO THE
                         PROSPECTUS DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective December 31, 2007, the "Portfolio Managers" section on page 6 of the Prospectus is removed and replaced with the following:

         PORTFOLIO MANAGERS

         The Fund is managed by a team of investment professionals. The following portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

         Josef Lakonishok has served as CEO, Partner and Portfolio Manager of LSV since its founding in 1994. He has more than 28 years of investment and research experience. In addition to his duties at LSV, Mr. Lakonishok serves as the William G. Karnes Professor of Finance at the University of Illinois at Urbana-Champaign.

         Menno Vermeulen, CFA, has served as a Portfolio Manager and Senior Quantitative Analyst of LSV since 1995 and a Partner of LSV since 1998. He has more than 16 years of investment and research experience. Prior to joining LSV, Mr. Vermuelen served as a portfolio manager for ABP Investments.

         Puneet Mansharamani, CFA, has served as a Partner and Portfolio Manager of LSV since 2006 and a Quantitative Analyst of LSV since 2000. He has more than 9 years of investment experience. Mr. Mansharamani earned a B.S. in Engineering from Delhi University, Delhi College of Engineering in 1997 and an M.S. in Engineering from Case Western Reserve University, Case School of Engineering in 2001.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 LSV-SK-008-0100

                         THE ADVISORS' INNER CIRCLE FUND

                              LSV VALUE EQUITY FUND

                        SUPPLEMENT DATED JANUARY 3, 2008
                                     TO THE
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                               DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.


1. Effective December 31, 2007, the following replaces the paragraph following the sub-heading "General" in the section with the heading "The Adviser" on page S-8 of the SAI:

              LSV Asset Management is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 1994 as a Delaware general partnership to provide active, quantitative value equity management through the application of proprietary models. LSV's principals are Josef Lakonishok, Christopher LaCroix, Menno Vermuelen and Tremaine Atkinson. LSV's general partners are Lakonishok Corporation, Vishny Corporation, Menno LLC, LaCroix LLC, 11-11 LLC and SEI Funds, Inc. SEI Investment Company is the parent of SEI Funds, Inc. As of December 31, 2006, LSV had approximately $70 billion in assets under management. LSV's principal business address is 1 North Wacker Drive, Chicago, Illinois 60606.


2. Effective December 31, 2007, the following replaces the paragraph following the sub-heading "Investment Management Personnel of the Adviser" in the section with the heading "The Adviser" on page S-8 of the SAI:

              Messrs. Lakonishok, Vermeulen and Mansharamani have developed proprietary computer models based on their research of investor behavior and the performance of contrarian investment strategies. The portfolio decision making process is strictly quantitative and driven by (i) a proprietary computer model which ranks securities based on fundamental measures of value and indicators of near-term appreciation potential and (ii) a risk control process that controls for residual benchmark risk while attempting to maximize the expected return of the portfolios. Refinements to the model are made as suggested by advances in the Adviser's research and these refinements are generally incremental in nature. The Adviser may modify the investment model used to manage the Fund at any time without notice.


3. Effective December 31, 2007, the following replaces the table under the sub-heading "Fund Shares Owned by Portfolio Managers" in the section with the heading "Portfolio Managers" on page S-9 of the SAI:

---------------------------------------- ----------------------------------------------------------
Name                                                        Dollar Range of Fund Shares*
---------------------------------------- ----------------------------------------------------------
---------------------------------------- ----------------------------------------------------------
Josef Lakonishok                                           $500,001 - $1,000,000
---------------------------------------- ----------------------------------------------------------
---------------------------------------- ----------------------------------------------------------
Menno Vermeulen                                                    None
---------------------------------------- ----------------------------------------------------------
---------------------------------------- ----------------------------------------------------------
Puneet Mansharamani                                                None
---------------------------------------- ----------------------------------------------------------

         *          Valuation date is October 31, 2006.



4. Effective December 31, 2007, the following replaces the table under the sub-heading "Other Accounts" in the section with the heading "Portfolio Managers" on page S-9 of the SAI:

        -------------------- --------------------------- ----------------------------- -----------------------------
        Name                   Registered Investment       Other Pooled Investment           Other Accounts*
                               Companies Vehicles
        -------------------- --------------------------- ----------------------------- -----------------------------
        -------------------- ---------- ---------------- ---------- ------------------ ---------- ------------------
                              Number of   Total Assets    Number of    Total Assets     Number of    Total Assets
                              Accounts                    Accounts                      Accounts
        -------------------- ---------- ---------------- ---------- ------------------ ---------- ------------------
        -------------------- ---------- ---------------- ---------- ------------------ ---------- ------------------
        Josef Lakonishok         25      $6,812,619,763      20       $7,305,022,908       502      $50,304,963,002
        -------------------- ---------- ---------------- ---------- ------------------ ---------- ------------------
        -------------------- ---------- ---------------- ---------- ------------------ ---------- ------------------
        Menno Vermeulen          25      $6,812,619,763      20       $7,305,022,908       502      $50,304,963,002
        -------------------- ---------- ---------------- ---------- ------------------ ---------- ------------------
        -------------------- ---------- ---------------- ---------- ------------------ ---------- ------------------
        Puneet Mansharamani      25      $6,812,619,763      20       $7,305,022,908       502      $50,304,963,002
        -------------------- ---------- ---------------- ---------- ------------------ ---------- ------------------
          *       Includes 22 accounts with aggregated assets under management of $3.2 billion that are subject to performance-based advisory fees.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                                 LSV-SK-009-0100